SUBSEQUENT EVENTS - Narrative (Details) $ in Thousands				1 Months Ended			12 Months Ended
	Apr. 30, 2022 USD ($) shares	Mar. 31, 2022 shares	Jan. 26, 2022 USD ($)	Mar. 31, 2022 USD ($)	Feb. 28, 2022 USD ($)	Dec. 31, 2020 shares	Dec. 31, 2021 USD ($) vessel shares	Dec. 31, 2020 USD ($) shares	Apr. 12, 2022 USD ($)	Apr. 01, 2022	Feb. 15, 2022 USD ($)	Oct. 31, 2021 USD ($)	Dec. 31, 2019 shares
Subsequent events:
Net proceeds from the issuance of equity								$ 100,255
Minimum contractual future revenue							$ 294,200
Number of TFDE vessels | vessel							8
Stock issued during period (in shares) | shares						12,067,789	0	12,067,789
Common shares, shares outstanding (in shares) | shares						109,943,594	108,222,604	109,943,594					101,302,404
Minimum contractual future revenue							$ 2,400
New Fortress Energy (NFE)
Subsequent events:
Common shares, shares outstanding (in shares) | shares							18,600,000
2017 Convertible Bonds | Convertible Debt
Subsequent events:
Redeemed amount												$ 85,200
Subsequent Event | Cool Company
Subsequent events:
Ownership interest (in percent)										31.30%
Subsequent Event | The Vessel SPA
Subsequent events:
Vessel price			$ 145,000
Subsequent Event | Her Majesty's Revenue and Customs (HMRC)
Subsequent events:
Deferred income tax liability									$ 63,500
Deferred income tax liabilities, net, funded from restricted cash									$ 16,000
Subsequent Event | New Fortress Energy (NFE)
Subsequent events:
Common shares, shares outstanding (in shares) | shares	12,400,000
Subsequent Event | Share Capital
Subsequent events:
Net proceeds	$ 253,000
Subsequent Event | Share Capital | New Fortress Energy (NFE)
Subsequent events:
Sale of NFE common stock (in shares) | shares	6,200,000
Subsequent Event | Minimum | Cool Company | Forecast
Subsequent events:
Gain (Loss) on disposal			200,000
Subsequent Event | Maximum | Cool Company | Forecast
Subsequent events:
Gain (Loss) on disposal			$ 250,000
Subsequent Event | 2017 Convertible Bonds | Convertible Debt
Subsequent events:
Redeemed amount											$ 321,700
Subsequent Event | Corporate Bilateral Facility
Subsequent events:
Term facility					7 years
Maximum borrowing capacity					$ 250,000
Subsequent Event | Corporate Bilateral Facility | LIBOR | Minimum
Subsequent events:
Basis spread on variable rate (in percent)					4.50%
Subsequent Event | Corporate Bilateral Facility | LIBOR | Maximum
Subsequent events:
Basis spread on variable rate (in percent)					5.50%
Subsequent Event | Share Buyback
Subsequent events:
Cost inclusive of related fees				$ 6,600
Remaining amount in share repurchase program (in shares) | shares		368,496